Trade Payables and Other Liabilities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Trade Payables and Other Liabilities
14.	Trade payables and other liabilities

Trade payables
Trade payables are initially recognised at fair value less any directly attributable transaction costs. Trade payables are subsequently measured at amortised cost, using the effective interest method.
Other liabilities
Other liabilities are initially recognised at fair value less any directly attributable transaction costs. Subsequent measurement depends on the type of liability:

•	Accruals are subsequently measured at amortised cost, using the effective interest method.

•	Social security and sundry taxes are subsequently measured at amortised cost, using the effective interest method.

•	Deferred consideration is subsequently measured at fair value with changes in the income statement as explained below.

•	Others are subsequently measured either at amortised cost, using the effective interest method or at fair value, with changes being recognised in the income statement.
Deferred Consideration
Deferred consideration represents any payments to the sellers of a business that occur after the acquisition date. These typically comprise contingent consideration and fixed deferred consideration:

•	Fixed deferred consideration is a payment with a due date after acquisition that is not dependent on future conditions .

•	Contingent consideration is a payment which is dependent on certain conditions being met in the future and is often variable .
All deferred consideration is initially recognised at fair value as at the acquisition date, which includes a present value discount. Subsequently, deferred consideration is measured to reflect the unwinding of discount on the liability, with changes recognised in finance cost within the income statement. In the balance sheet it is remeasured to reflect the latest estimate of the achievement of the conditions on which the consideration is based; changes in value other than the discount unwind are recognised as acquisition and disposal-related costs within non-underlying
items in the income statement.

We do not consider the fair values of trade payables and other liabilities to be significantly different from their carrying values.

	€ million	€ million
Trade payables and other liabilities	2019	2018
Current: due within one year
Trade payables (a)	9,190	9,121
Accruals	4,153	3,724
Social security and sundry taxes	507	498
Deferred consideration	39	14
Others	879	1,100

	14,768	14,457

Non-current: due after more than one year
Accruals	117	121
Deferred consideration	169	173
Others	53	52

	339	346

Total trade payables and other liabilities	15,107	14,803

(a)
2019 includes €359 million (2018: €311 million) due to KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever will provide certain services for up to two years from completion of the disposal and pays KKR for amounts collected on its behalf. See also trade receivables on page

114
.

Included within trade payables and other liabilities are discounts due to our customers of
€1,053 million (2018: €514
million). The
increase
from 2018 is primarily driven by differences in the timing of promotional activities and the settlement of customer invoices compared to last year.
Included within others are IT and consulting services.
Deferred Consideration
At 31 December 201
9
the total balance of deferred consideration for acquisition is €208 million (2018: €187 million), which includes
contingent consideration

of

€154 million (2018: €142 million).
These contingent consideration payments are dependent on acquired businesses achieving contractually agreed financial targets (mainly relates to cumulative increases in turnover and profit before tax) and fall due up until 2024, with a maximum contractual amount of €1,140 million.
Supplier financing arrangements for trade payables
Some of our suppliers elect to factor some of their receivables from the Group with financial institutions. In some instances we provide suppliers and/or banks with visibility of invoices approved for payment, which helps them receive cash from the bank before the invoice due date, if they choose to do so. Payment dates and terms for Unilever do not vary based on whether the supplier chooses to factor their receivable. If a receivable is purchased by a third party bank, that third party bank does not benefit from additional security when compared to the security originally enjoyed by the supplier. The Group evaluates these arrangements to assess if the payable holds the characteristics of a trade payable or should be classified as a financial liability. At 31 December 2019 and 31 December 2018 all such liabilities were classified as trade payables.